Supplemental Balance Sheet Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued consulting	$ 229,661	$ 210,000	$ 115,405
Accrued compensation	417,573	421,734	0
Deferred revenue	23,683	0
Accrued legal and professional fees		0	383,286
Accrued research and development	1,586,138	2,077,932	83,491
Accrued interest	0	968	1,673
Accrued other	32,671	5,127	49,079
Total accrued expenses and other current liabilities	$ 2,289,726	$ 2,715,761	$ 632,934